Condensed Statements of Changes in Stockholders' Deficit (Unaudited) - USD ($)	Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Sep. 30, 2017		$ 4	$ 7,446,335	$ (13,856,425)	$ (6,410,086)
Balance, shares at Sep. 30, 2017	250	43,105
Stock option expense			137,969		137,969
Warrants and penalty warrants issued with debt			44,036		44,036
Reclassification of Warrants to derivative liability			(261,484)		(261,484)
Shares issued for Conversion of notes including premiums reclassified		$ 61	2,135,754		2,135,815
Shares issued for Conversion of notes including premiums reclassified, shares		605,809
Shares issued for 3(a)(10) debt settlement		$ 11	513,077		513,088
Shares issued for 3(a)(10) debt settlement, shares		101,624
Shares issued for employee compensation			14,940		14,940
Shares issued for employee compensation, shares		2,000
Shares issued as debt issuance costs			68,145		68,145
Shares issued as debt issuance costs, shares		757
Shares issued to non- employees for services		$ 1	357,868		357,868
Shares issued to non- employees for services, shares		11,173
Shares to be issued to non-employees for services			17,231		17,231
Shares to be issued to non-employees for services, shares		2,692
Net loss				(5,774,867)	(5,774,867)
Balance at Sep. 30, 2018		$ 77	10,473,871	(19,631,292)	(9,157,344)
Balance, shares at Sep. 30, 2018	250	767,160
Share-based compensation			66,823		66,823
Shares issued for warrant exercise		$ 4	68,228		68,232
Shares issued for warrant exercise, shares		35,420
Reclassification to APIC for 3(a)(10) debt settlement			75,938		75,938
Shares issued for conversion of notes		$ 24	302,007		302,031
Shares issued for conversion of notes, shares		244,289
Net loss				(1,065,542)	(1,065,542)
Balance at Dec. 31, 2018		$ 105	10,986,867	(20,696,834)	(9,709,862)
Balance, shares at Dec. 31, 2018	250	1,046,869
Balance at Sep. 30, 2018		$ 77	10,473,871	(19,631,292)	(9,157,344)
Balance, shares at Sep. 30, 2018	250	767,160
Stock option expense			265,113		265,113
Shares issued for compensation			650		650
Shares issued for compensation, shares		1,700
Shares issued for services		$ 4	21,537		21,541
Shares issued for services, shares		36,146
Shares issued for cashless warrant exercise		$ 15	138,415		138,430
Shares issued for cashless warrant exercise, shares		148,132
Shares issued for conversion of notes and reclassification of debt premiums		$ 76	470,400		470,476
Shares issued for conversion of notes and reclassification of debt premiums, shares		756,447
Shares issued for 3(a)(10) debt settlement		$ 127	(127)
Shares issued for 3(a)(10) debt settlement, shares		1,273,261
Reclassification of debt and premium to APIC for 3(a)(10) debt settlement			450,939		450,939
Shares to be issued to non-employees for services		$ 27	29,973		30,000
Shares to be issued to non-employees for services, shares		272,500
Net loss				(7,115,159)	(7,115,159)
Balance at Sep. 30, 2019		$ 326	11,850,771	(26,746,451)	(14,895,354)
Balance, shares at Sep. 30, 2019	250	3,255,346
Share-based compensation			66,502		66,502
Shares issued for services		$ 24	21,476		21,500
Shares issued for services, shares		240,000
Shares issued for conversion of notes and reclassification of debt premiums		$ 37	36,081		36,118
Shares issued for conversion of notes and reclassification of debt premiums, shares		369,286
Cancellation of shares issued for 3(a)(10) debt settlement		$ (19)	19
Cancellation of shares issued for 3(a)(10) debt settlement, shares		(194,520)
Net loss				(666,843)	(666,843)
Balance at Dec. 31, 2019		$ 368	$ 11,974,849	$ (27,413,294)	$ (15,438,077)
Balance, shares at Dec. 31, 2019	250	3,670,112